Reinsurance (Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Statutory Financial Reinsurance	$ 2,200,000,000	$ 2,100,000,000
Statutory Reserves Related To Financial Requirements	1,277,200,000	1,138,500,000
Assets held in trust and held in custody	896,100,000	885,300,000
Benefit Of RGA Subsidiaries [Member]
Reinsurance [Line Items]
Assets held in trust and held in custody	1,534,000,000	1,419,300,000
Benefit Of Third Parties [Member]
Reinsurance [Line Items]
Assets held in trust and held in custody	$ 2,144,600,000	$ 1,851,100,000